Financial Risk Management - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($)	Dec. 31, 2018 MXN ($) Airline	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 02, 2017 MXN ($)
Disclosure of detailed information about financial instruments [Line Items]
Percentage from maximum tariff per traffic unit by the mexican airports		100.00%	100.00%	99.90%
Number of major client airlines | Airline		3
Deposit received from customers		$ 1,130,740,000	$ 1,082,537,000	$ 936,828,000
Description of variable rate and effect of debt		The Company has financial debt denominated in pesos and U.S. dollars, which accrues interest at a variable rate based on TIIE 28-days, LIBOR 30-days in Mexico and LIBOR in MBJA, respectively. If the date of year end 2018, variable interest rates to which the Company is exposed had been 100 basis points (higher) or lower than the interest rate at year-end with the other variables remaining constant
Loans		$ 13,535,863,000
Debt securities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt securities, value							$ 1,500,000,000
Trade accounts receivable [Member]
Disclosure of detailed information about financial instruments [Line Items]
Loss rates base, actual credit loss experience period		3 years
Interbank Equilibrium Interest Rate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt instrument interest rate period		variable rate based on TIIE 28-days
London Inter Bank Offering Rate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt instrument interest rate period		LIBOR 30-days
TIIE Rate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Interest rate							7.21%
Financial liabilities at fair value through profit or loss, category [Member]
Disclosure of detailed information about financial instruments [Line Items]
Fair value of financial liabilities at amortized cost		$ 13,712,401,000	13,269,232,000	9,841,498,000
Loans		$ 13,620,087,000	13,339,426,000	9,789,511,000
MBJA [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of tariffs for the passengers		In MBJ, the tariffs to be charged to domestic and international passengers in USD, which they are composed for a fixed amount for 12 months (from April to March), and then updated for inflation in the United States.
International tariff per passenger	$ 8.50
Increase in tariff of an international passenger	19.34
Domestic tariff per passenger	$ 5.52
Proportion of expenses in foreign currency		60.00%
Loans		$ 776,428,000	482,797,000	667,452,000
Credit risk [Member] | Mexico [Member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage from maximum tariff per traffic unit by the mexican airports		0.00%
Credit risk [Member] | Jamaica [Member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage from maximum tariff per traffic unit by the mexican airports		0.00%
Credit risk [Member] | Tarifa de Uso Aeroportuario [Member]
Disclosure of detailed information about financial instruments [Line Items]
Maximum grace period for reimbursement		60 days
Deposit received from customers		$ 1,130,740,000	$ 1,082,537,000	$ 936,828,000
Credit risk [Member] | Tarifa de Uso Aeroportuario [Member] | Bond or Cash Equivalent [Member]
Disclosure of detailed information about financial instruments [Line Items]
Guarantee period		30 days
Credit risk [Member] | Tarifa de Uso Aeroportuario [Member] | Major Client Airlines [Member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage from maximum tariff per traffic unit by the mexican airports		28.90%	27.90%	26.30%
Credit risk [Member] | Tarifa de Uso Aeroportuario [Member] | Top of Range [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit term		60 days
Credit risk [Member] | Tarifa de Uso Aeroportuario [Member] | Other Clients [Member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage from maximum tariff per traffic unit by the mexican airports		54.90%	54.60%	51.90%
Credit risk [Member] | Guadalajara airport [Member] | Aeronautical And Non Aeronautical [Member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage from maximum tariff per traffic unit by the mexican airports		28.60%	27.80%	27.60%
Credit risk [Member] | Company's Airports [Member] | Aeronautical And Non Aeronautical [Member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage from maximum tariff per traffic unit by the mexican airports		92.30%	92.70%	92.60%
Liquidity risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Operating expenses and financial debt payment period		60 days
Credit lines					$ 12,000,000	$ 40,000,000
Unused lines of credit				$ 0